Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,567	$ 5,199	$ 6,355	$ 4,010
Restricted cash	922	885
Trade receivables	1,362	1,894
Financing receivables	21,976	20,039	17,953
Inventories, net	7,410	6,260
Property, plant and equipment, net	7,090	6,154
Investments in unconsolidated subsidiaries and affiliates	645	594
Equipment under operating leases	1,059	821
Goodwill	2,504	2,510	2,502
Other Intangible assets, net	810	780
Deferred tax assets	1,679	1,529
Derivative assets	261	159
Other assets	2,558	2,141
Total Assets	53,843	48,965
LIABILITIES AND EQUITY
Debt	29,866	27,052
Deferred tax liabilities	385	210
Pension, postretirement and other post employment benefits	2,427	2,564
Derivative liability	94	128
Other liabilities	8,735	7,790
TOTAL LIABILITIES	48,876	44,133
Equity	4,955	4,825	4,857	4,559
TOTAL EQUITY AND LIABILITIES	53,843	48,965
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	4,010	3,890	5,482	3,339
Trade receivables	1,338	1,821
Financing receivables	5,826	6,189
Inventories, net	7,314	6,144
Property, plant and equipment, net	7,085	6,149
Investments in unconsolidated subsidiaries and affiliates	3,049	3,039
Equipment under operating leases	34	36
Goodwill	2,340	2,343
Other Intangible assets, net	796	768
Deferred tax assets	1,437	1,290
Derivative assets	254	160
Other assets	1,884	1,690
Total Assets	35,367	33,519
LIABILITIES AND EQUITY
Debt	11,948	12,032
Trade payables	7,162	6,239
Deferred tax liabilities	225	78
Pension, postretirement and other post employment benefits	2,419	2,553
Derivative liability	78	103
Other liabilities	8,568	7,682
TOTAL LIABILITIES	30,400	28,687
Equity	4,967	4,832
TOTAL EQUITY AND LIABILITIES	35,367	33,519
Financial services [Member]
ASSETS
Cash and cash equivalents	1,557	1,309	873	671
Restricted cash	922	885
Trade receivables	88	157
Financing receivables	23,640	21,508
Inventories, net	96	116
Property, plant and equipment, net	5	5
Investments in unconsolidated subsidiaries and affiliates	129	116
Equipment under operating leases	1,025	785
Goodwill	164	167
Other Intangible assets, net	14	12
Deferred tax assets	242	239
Derivative assets	10	3
Other assets	1,040	856
Total Assets	28,932	26,158
LIABILITIES AND EQUITY
Debt	25,408	22,678
Trade payables	273	234
Deferred tax liabilities	160	132
Pension, postretirement and other post employment benefits	8	11
Derivative liability	19	29
Other liabilities	531	513
TOTAL LIABILITIES	26,399	23,597
Equity	2,533	2,561
TOTAL EQUITY AND LIABILITIES	$ 28,932	$ 26,158